REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of impact of error correction

The following table presents the impact of corrections on consolidated accumulated other comprehensive income and the consolidated retained earnings as of January 1, 2019:

	As of January 1, 2019
	As previously reported	Reclassifications	As revised
	RUB	RUB	RUB
Accumulated other comprehensive income	8,182	(32)	8,150
Retained earnings	111,465	(267)	111,198

Also, certain reclassifications have been made to the consolidated balance sheet as of December 31, 2020 due to the separation of certain line items. The following table presents the impact of corrections and reclassifications on affected consolidated balance sheet line items as of December 31, 2020:

	As of December 31, 2020
	As previously reported	Adjustment	Reclassifications	As revised
Selected Balance Sheets Data:	RUB	RUB	RUB	RUB
VAT reclaimable	—	—	7,573	7,573
Other current assets	12,950	—	(7,573)	5,377
Income and non-income taxes payable	11,440	1,133	—	12,573
Total current liabilities	61,719	1,133	—	62,852
Deferred tax liabilities	3,838	(133)	—	3,705
Finance lease liabilities	—	—	3,387	3,387
Other accrued liabilities	4,689	157	(3,387)	1,459
Total non-current liabilities	104,634	24	—	104,658
Total liabilities	166,353	1,157	—	167,510
Additional paid-in capital	160,762	95	—	160,857
Accumulated other comprehensive income	17,976	(53)	—	17,923
Retained earnings	146,988	(1,199)	—	145,789
Total equity attributable to Yandex N.V.	325,998	(1,157)	—	324,841
Total shareholders’ equity	346,092	(1,157)	—	344,935

The following table presents the impact of corrections on affected consolidated statements of operations line items for the years ended December 31, 2019 and 2020:

	Year ended December 31, 2019			Year ended December 31, 2020
	As previously reported	Adjustment	As revised	As previously reported	Adjustment	As revised
Selected Statements of Operations Data:	RUB	RUB	RUB	RUB	RUB	RUB
Sales, general and administrative	50,155	140	50,295	62,335	578	62,913
Total operating costs and expenses	150,691	140	150,831	202,095	578	202,673
Income from operations	24,700	(140)	24,560	16,249	(578)	15,671
Other income/(loss), net	(1,200)	6	(1,194)	2,404	(83)	2,321
Income before income taxes	22,855	(134)	22,721	37,204	(661)	36,543
Income tax expense	11,656	—	11,656	13,055	138	13,193
Net income	11,199	(134)	11,065	24,149	(799)	23,350
Net income attributable to Yandex N.V.	12,826	(134)	12,692	25,512	(799)	24,713
Net income per Class A and Class B share:
Basic	39.21	(0.41)	38.80	74.87	(2.35)	72.52
Diluted	38.21	(0.40)	37.81	72.03	(2.26)	69.77

The following table presents the impact of corrections on affected consolidated statements of comprehensive income/(loss) line items for the years ended December 31, 2019 and 2020:

	Year ended December 31, 2019			Year ended December 31, 2020
	As previously reported	Adjustment	As revised	As previously reported	Adjustment	As revised
Selected Statements of Comprehensive Income Data:	RUB	RUB	RUB	RUB	RUB	RUB
Net income	11,199	(134)	11,065	24,149	(799)	23,350
Foreign currency translation adjustment	(4,306)	39	(4,267)	13,676	(60)	13,616
Total other comprehensive income/(loss)	(4,306)	39	(4,267)	14,569	(60)	14,509
Total comprehensive income	6,893	(95)	6,798	38,718	(859)	37,859
Total comprehensive income attributable to Yandex N.V.	9,485	(95)	9,390	38,647	(859)	37,788

The following table presents the impact of corrections on affected сonsolidated statements of cash flows line items for the years ended December 31, 2019 and 2020:

	Year ended December 31, 2019			Year ended December 31, 2020
	As previously reported	Adjustment	As revised	As previously reported	Adjustment	As revised
Selected Statements of Cash Flows Data:	RUB	RUB	RUB	RUB	RUB	RUB
Net income	11,199	(134)	11,065	24,149	(799)	23,350
Deferred income tax (benefit)/expense	1,845	—	1,845	685	(19)	666
Foreign exchange (gains)/losses	1,294	(6)	1,288	(2,835)	83	(2,752)
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts payable and accrued liabilities and non-income taxes payable	991	140	1,131	(3,674)	735	(2,939)
Net cash from operating activities	44,379	—	44,379	32,604	—	32,604